Note 4 - Advances for Vessels Acquisitions / Under Construction	12 Months Ended
Dec. 31, 2014
Advances For Vessels Acquisition Under Construction [Abstract]
Advances For Vessels Acquisition Under Construction [Text Block]
4.	Advances for Vessels Acquisitions / Under Construction:

On December 5, 2013, the Company agreed to acquire Hull No S418, a 39,000 dwt ECO-type newbuilding product/chemical tanker with a time charter attached from an entity affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis and with scheduled delivery in the third quarter of 2015. The purchase price of the newbuilding was $35,000 and the initial deposit was paid in two installments, the first on December 5, 2013 and the second on December 19, 2013 bringing the total to $7,000 which is included in Advances for vessels acquisitions / under construction, in the Company’s balance sheet as of December 31, 2013. On March 17, 2014, the Company agreed to terminate this MOA, as described below.

On December 16, 2013, the Company agreed to acquire Hull No S407 (subsequently renamed to M/T Stenaweco Evolution), a 50,000 dwt ECO-type newbuilding product/chemical tanker with a time charter attached from an entity affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis and with a scheduled delivery from Hyundai Mipo Dockyard Co., Ltd. in the first quarter of 2015. The purchase price of the newbuilding was $37,000 and the initial deposit was paid in two installments, the first on December 16, 2013 and the second on December 19, 2013, bringing the total to $7,400 which is also included in Advances for vessels acquisitions / under construction in the Company’s balance sheet as of December 31, 2013. On February 6, 2014, the Company agreed to terminate this MOA and entered into a new MOA to purchase Hull No S406, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery from Hyundai Mipo Dockyard Co. in the second quarter of 2014, with a time charter attached, from Million Hope Maritime S.A., an entity affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis. The Company took delivery of the vessel on June 20, 2014 and the vessel was renamed to M/T Stenaweco Energy. The purchase price of the newbuilding was $38,250, paid as follows: $7,400 paid in December, 2013 under the MOA dated December 16, 2013; $3,500 paid in February 2014 and $27,350 paid in June 2014. This last installment was financed through the Alpha Bank facility (see Note 11) of a total amount of $20,125 and $7,225 was paid from funds received from the follow-on offering the Company priced on June 6, 2014 (see Note 13).

On March 19, 2014, pursuant to four separate share purchase agreements the Company entered into with affiliates of the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, along with unaffiliated third parties, the Company acquired the five vessel-owning companies which are party to the shipbuilding contracts for Hulls No S407 (subsequently renamed to M/T Stenaweco Evolution), S418, S419, S414 and S417, in exchange for a total consideration of $43,333, paid in the form of $2,500 in cash and 5,833,214 newly-issued common shares. Pursuant to the share purchase agreements the Company acquired:

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100% of the share capital of Monte Carlo 37 Shipping Company Limited and Monte Carlo One Shipping Company Limited, entities affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, which are party to shipbuilding contracts with Hyundai Mipo Dockyard Co. for the construction of Hull No S418, a 39,000 dwt newbuilding product/chemical tanker scheduled for delivery in the third quarter of 2015, and Hull No S407 (subsequently renamed to M/T Stenaweco Evolution), a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the first quarter of 2015, respectively, for an aggregate purchase price of $14,693. Monte Carlo 37 Shipping Company Limited and Monte Carlo One Shipping Company Limited are each party to a time charter agreement to commence upon the respective vessel's delivery. Upon its delivery Hull No S407 will enter into a time charter agreement with Stena Weco A/S and Hull No S418 will enter into a time charter agreement with BP Shipping Limited. Concurrently, the Company agreed to terminate the MOA entered into on December 5, 2013, described above, with Monte Carlo 37 Shipping Company Limited for the acquisition of Hull No S418, and to apply the full amount of the deposit paid under the MOA, in the amount of $7,000, to reduce the purchase price under the share purchase agreement.

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100% of the share capital of Monte Carlo Seven Shipping Company Limited, an entity affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull No S414, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the second quarter of 2016, for a purchase price of $10,990.The vessel upon its delivery will enter into a time charter agreement with Stena Weco A/S.

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100% of the share capital of Monte Carlo Lax Shipping Company Limited, an entity affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull No S417, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the third quarter of 2016, for a purchase price of $10,820. The vessel will enter upon delivery into a time charter agreement with Dampskibsselskabet NORDEN A/S.

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100% of the share capital of Monte Carlo 39 Shipping Company Limited, an entity affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull No S419, a 39,000 dwt newbuilding product/chemical tanker scheduled for delivery in the first quarter of 2016, for a purchase price of $6,830. Upon its delivery Hull No S419 will enter into a time charter agreement with BP Shipping Limited.

The advances paid to the shipyard by the ship-owning companies that the Company acquired via the abovementioned share purchase agreements for the purchase of Hulls No S407 (subsequently renamed to M/T Stenaweco Evolution), S414, S417, S418 and S419 as of December 31, 2014 amounted to $32,912 together with $1,463 of capitalized expenses (see table below), which comprise the Advances for vessels acquisitions / under construction.

Vessel	Yard Installments	Capitalized Expenses	Carrying Amount
Hull No S407 (M/T Stenaweco Evolution)	8,050	894	8,944
Hull No S418	7,825	430	8,255
Hull No S419	7,825	120	7,945
Hull No S414	4,590	10	4,600
Hull No S417	4,622	9	4,631
Total	32,912	1,463	34,375

The Company’s President, CEO and Director, Evangelos J. Pistiolis, owned the majority of the shares of each of the vessel-owning companies the Company acquired pursuant to these share purchase agreements. Pursuant to the share purchase agreements with respect to Hulls No S407 (subsequently renamed to M/T Stenaweco Evolution), S418, S419 and S417, until September 19, 2014, the Company had the right to buy back 2,046,342 common shares issued to the unaffiliated parties to the agreements at a price of $8.40 per share. The Company didn’t exercise the buyback right. The Company treated this buyback option as a freestanding financial instrument settled in the Company’s common stock that provided for a physical settlement in shares which was classified in stockholders’ equity According to guidance under ASC 815-40-25-4.